Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Other revenue	$ 28,000	$ 0	$ 57,000	$ 0	$ 56,000	$ 0
Total revenues	28,000	0	57,000	0	56,000	0
Operating expenses:
Research and development	1,195,000	2,244,000	4,048,000	6,843,000	8,271,119	9,680,775
General and administrative	889,000	408,000	2,816,000	1,287,000	1,760,658	1,237,234
Total operating expenses	2,084,000	2,652,000	6,864,000	8,130,000	10,031,777	10,918,009
Loss from operations	(2,056,000)	(2,652,000)	(6,807,000)	(8,130,000)	(9,975,777)	(10,918,009)
Other income (expense):
Interest income	101,000	205,000	355,000	697,000	867,771	1,393,005
Foreign currency loss	(1,000)	0	(1,000)	0
Gain on disposal of assets					1,863	0
Loss before income taxes	(1,956,000)	(2,447,000)	(6,453,000)	(7,433,000)	(9,106,143)	(9,525,004)
Income tax (expense) benefit	(10,000)	(1,000)	(8,000)	(7,000)	(8,883)	(5,252)
Net loss	(1,966,000)	(2,447,000)	(6,461,000)	(7,440,000)	(9,115,026)	(9,530,256)
Other comprehensive loss
Foreign currency translation adjustments	(1,000)	(3,000)	(10,000)	(6,000)	(10,876)	(10,141)
Total comprehensive loss	$ (1,967,000)	$ (2,450,000)	$ (6,471,000)	$ (7,446,000)	$ (9,125,902)	$ (9,540,397)
Net loss per share of common stock - basic	$ (0.43)	$ (0.7)	$ (1.66)	$ (2.16)	$ (2.51)	$ (2.6)
Net loss per share of common stock - diluted	$ (0.43)	$ (0.7)	$ (1.66)	$ (2.16)	$ (2.51)	$ (2.6)
Weighted-average shares of common stock outstanding - basic	4,616,183	3,482,298	3,882,581	3,450,337	3,629,573	3,669,916
Weighted-average shares of common stock outstanding - diluted	4,616,183	3,482,298	3,882,581	3,450,337	3,629,573	3,669,916